Application of New and Revised International Financial Reporting Standards - Summary Of Carrying Amount Of Right-Of-Use Asset (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of Quantitative Information About Carrying Value Of Right Of Use Assets [Line Items]
Right-of-use assets	¥ 357,599	$ 51,366	¥ 367,024	¥ 0
IFRS 16 [member]
Disclosure Of Quantitative Information About Carrying Value Of Right Of Use Assets [Line Items]
Right-of-use assets			367,024
IFRS 16 [member] | Non-current Lease Prepayments [member]
Disclosure Of Quantitative Information About Carrying Value Of Right Of Use Assets [Line Items]
Right-of-use assets			9,425,000
IFRS 16 [member] | Current Lease Prepayments [member]
Disclosure Of Quantitative Information About Carrying Value Of Right Of Use Assets [Line Items]
Right-of-use assets			¥ 357,599,000